Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information
Entity Registrant Name	C-Bond Systems, Inc
Entity Central Index Key	0001421636
Trading Symbol	CBNT
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false